ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Accounts payable	$13,973,471	$13,721,562
Accrued liabilities	2,155,400	1,941,711
Total accounts payable and accrued expenses	$16,128,871	$15,663,273